Legal and Regulatory Proceedings	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Legal and Regulatory Proceedings

KINDRED HEALTHCARE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

NOTE 20 – LEGAL AND REGULATORY PROCEEDINGS

The Company provides services in a highly regulated industry and is subject to various legal actions and regulatory and other governmental and internal audits and investigations from time to time. These matters could (1) require the Company to pay substantial damages, fines, penalties or amounts in judgments or settlements, which individually or in the aggregate could exceed amounts, if any, that may be recovered under the Company’s insurance policies where coverage applies and is available; (2) cause the Company to incur substantial expenses; (3) require significant time and attention from the Company’s management; (4) subject the Company to sanctions including possible exclusions from the Medicare and Medicaid programs; and (5) cause the Company to close or sell one or more facilities or otherwise modify the way the Company conducts business. The ultimate resolution of these matters, whether as a result of litigation or settlement, could have a material adverse effect on the Company’s business, financial position, results of operations and liquidity.

In accordance with authoritative accounting guidance related to loss contingencies, the Company records an accrued liability for litigation and regulatory matters that are both probable and reasonably estimable. Additional losses in excess of amounts accrued may be reasonably possible. The Company reviews loss contingencies that are reasonably possible and determines whether an estimate of the possible loss or range of loss, individually or in aggregate, can be disclosed in the Company’s consolidated financial statements. These estimates are based upon currently available information for those legal and regulatory proceedings in which the Company is involved, taking into account the Company’s best estimate of losses for those matters for which such estimate can be made. The Company’s estimates involve significant judgment, given that (1) these legal and regulatory proceedings are in early stages; (2) discovery may not be completed; (3) damages sought in these legal and regulatory proceedings can be unsubstantiated or indeterminate; (4) the matters involve legal uncertainties or evolving areas of law; (5) there are often significant facts in dispute; and/or (6) there is a wide range of possible outcomes. Accordingly, the Company’s estimated loss or range of loss may change from time to time, and actual losses may be more or less than the current estimate. At this time, except as otherwise specifically noted, no estimate of the possible loss or range of loss, individually or in the aggregate, in excess of the amounts accrued, if any, can be made regarding the matters described below.

Set forth below are descriptions of the Company’s significant legal proceedings.

Medicare and Medicaid payment reviews, audits and investigations—as a result of the Company’s participation in the Medicare and Medicaid programs, the Company faces and is currently subject to various governmental and internal reviews, audits and investigations to verify the Company’s compliance with these programs and applicable laws and regulations. The Company is routinely subject to audits under various government programs, such as the CMS Recovery Audit Contractor program, in which third party firms engaged by CMS conduct extensive reviews of claims data and medical and other records to identify potential improper payments to healthcare providers under the Medicare program. In addition, the Company, like other hospital and nursing center operators and rehabilitation therapy service providers, is subject to ongoing investigations by the U.S. Department of Health and Human Services Office of Inspector General (the “OIG”), the DOJ and state attorneys general into the billing of rehabilitation and other services provided to Medicare and Medicaid patients, including whether rehabilitation therapy services were properly documented and billed, whether services provided were medically necessary and general compliance with conditions of participation in the Medicare and Medicaid programs. Private pay sources such as third party insurance and managed care entities also often reserve the right to conduct audits. The Company’s costs to respond to and defend any such reviews, audits and investigations are significant and are likely to increase in the current enforcement environment. These audits and investigations may require the Company to refund or retroactively adjust amounts that have been paid under the relevant government program or by other payors. Further, an adverse review, audit or investigation also could result in other adverse consequences, particularly if the underlying conduct is found to be pervasive or systemic. These consequences include (1) state or federal agencies imposing fines, penalties and other sanctions on the Company, (2) loss of the Company’s right to participate in the Medicare or Medicaid programs or one or more third party payor networks, (3) indemnity claims asserted by customers and others for which the Company provides services, and (4) damage to the Company’s reputation in various markets, which could adversely affect the Company’s ability to attract patients, residents and employees.

Whistleblower lawsuits—the Company is also subject to qui tam or “whistleblower” lawsuits under the False Claims Act and comparable state laws for allegedly submitting fraudulent bills for services to the Medicare and Medicaid programs. These lawsuits can result in monetary damages, fines, attorneys’ fees and the award of bounties to private qui tam plaintiffs who successfully bring these lawsuits and to the respective government programs. The Company also could be subject to civil penalties (including the loss of the Company’s licenses to operate one or more facilities or healthcare activities), criminal penalties (for violations of certain laws and regulations), and exclusion of one or more facilities or healthcare activities from participation in the Medicare, Medicaid and other federal and state healthcare programs. The lawsuits are in various stages of adjudication or investigation and involve a wide variety of claims and potential outcomes.

NOTE 20 – LEGAL AND REGULATORY PROCEEDINGS (Continued)

A whistleblower lawsuit previously pending against RehabCare, a therapy services company acquired by the Company on June 1, 2011, and two unrelated defendant companies in federal district court for the Eastern District of Missouri was settled in January 2014. The lawsuit pertained to a subcontractor arrangement entered in 2006 by RehabCare and another unrelated therapy services provider, and fees paid under and in connection with the transaction. The complaint alleged civil violations of the federal False Claims Act based upon an underlying claim that the transaction violated the federal Anti-Kickback Statute. Based upon the results of certain pre-trial motions, new facts associated with the case and settlement discussions occurring in September 2013, the Company recorded an additional $23 million loss provision in the third quarter of 2013 (for a total loss reserve of $25 million) related to this matter. In January 2014, the lawsuit was settled with the Company’s payment of $25 million to the United States and $150,000 to the whistleblower’s attorneys and was dismissed by the court with prejudice.

Employment-related lawsuits—the Company’s operations are subject to a variety of federal and state employment-related laws and regulations, including but not limited to the U.S. Fair Labor Standards Act, Equal Employment Opportunity laws and enforcement policies of the Equal Employment Opportunity Commission, the Office of Civil Rights and state attorneys general, federal and state wage and hour laws and a variety of laws enacted by the federal and state governments that govern these and other employment-related matters. Accordingly, the Company is currently subject to employee-related claims, class action and other lawsuits and proceedings in connection with the Company’s operations, including but not limited to those related to alleged wrongful discharge, illegal discrimination and violations of equal employment and federal and state wage and hour laws. Because labor represents such a large portion of the Company’s operating costs, non-compliance with these evolving federal and state laws and regulations could subject the Company to significant back pay awards, fines and additional lawsuits and proceedings. These claims, lawsuits and proceedings are in various stages of adjudication or investigation and involve a wide variety of claims and potential outcomes.

Four wage and hour class action lawsuits are currently pending against the Company in federal district court for the Central District of California, and are being addressed together by the court. Each case pertains to alleged errors made by the Company with respect to regular pay and overtime pay calculations, waiting times, meal period waivers and wage statements under California law. On March 13, 2013, the court conditionally certified five classes of the seven total classes sought for certification for discovery purposes and declined to certify two others. Notice of class action certification and class members’ right to opt out of the lawsuit was mailed to all of the Company’s current and former California hospital employees. The Company intends to vigorously defend these claims.

A wage and hour class action lawsuit against the Company alleging violations of federal and state wage and hour laws is pending in federal district court for the Northern District of Illinois. This lawsuit pertains to the Company’s previous automatic meal break deduction practice for non-exempt employees in the Company’s hospitals located outside California. The court granted conditional class certification in part on June 11, 2013. This lawsuit has been settled in principle by the Company’s agreement to pay $0.7 million to claimants from the Company’s five Illinois hospitals, plaintiffs’ attorney’s fees and certain administrative costs, subject to reaching a written settlement agreement and obtaining court approval.

Based upon available information, the Company recorded an additional $7.0 million loss provision in the fourth quarter of 2013 (for a total loss reserve of $12.7 million) related to these wage and hour lawsuits. The Company continues to evaluate the loss provision in light of potentially relevant factual and legal developments, including information learned through rulings on dispositive motions, settlement discussions and other rulings. The expected loss reserve is based upon currently available information and is subject to significant judgment and a variety of assumptions, and known and unknown uncertainties. Given the uncertainty of litigation, the actual loss may vary significantly from the current reserve, which does not represent the Company’s maximum loss exposure. At this time, no estimate of the possible loss or range of loss, in excess of the amount accrued, can be made regarding these lawsuits.

Minimum staffing lawsuits—various states in which the Company operates hospitals and nursing centers have established minimum staffing requirements or may establish minimum staffing requirements in the future. While the Company seeks to comply with all applicable staffing requirements, the regulations in this area are complex and the Company may experience compliance issues from time to time. Failure to comply with such minimum staffing requirements may result in one or more facilities failing to meet the conditions of participation under relevant federal and state healthcare programs and the imposition of significant fines, damages or other sanctions.

NOTE 20 – LEGAL AND REGULATORY PROCEEDINGS (Continued)

Ordinary course matters—in addition to the matters described above, the Company is subject to investigations, claims and lawsuits in the ordinary course of business, including professional liability claims and investigations resulting from the Company’s obligation to self-report suspected violations of law by the Company, particularly in the Company’s hospital and nursing center operations. In many of these claims, plaintiffs’ attorneys are seeking significant fines and compensatory and punitive damages, along with attorneys’ fees. The Company maintains professional and general liability insurance in amounts and coverage that management believes are sufficient for the Company’s operations. However, the Company’s insurance may not cover all claims against the Company or the full extent of the Company’s liability.

On January 6, 2014, a purported class action complaint was filed in the United States federal district court for the Southern District of Florida, Miami Division, against the Company and one of its subsidiaries.  The lawsuit, styled Pines Nursing Home, et al., v. Polaris and RehabCare Group, Inc., et al., alleges that one of the Company’s subsidiaries sent “junk” faxes in violation of the Telephone Consumer Protection Act of 1991 and the Junk Fax Prevention Act of 2005. The complaint seeks damages, statutory fines and penalties, attorneys’ fees and an injunction prohibiting such conduct in the future. The Company disputes the allegations in the complaint and will defend this lawsuit vigorously.